UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/07

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-11604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

                /s/ Pamela K. Hagenah
                --------------------------------------------------------------
                Pamela K. Hagenah    Menlo Park, California   February 12, 2008
                [Signature]               [City, State]            [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                  -0-

Form 13F Information Table Total:                   23

Form 13F Information Table Value Total:             $262,944
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                      INTEGRAL CAPITAL MANAGEMENT VII, LLC
                           FORM 13F INFORMATION TABLE
                                 AS OF 12/31/07


                    TITLE OF            VALUE     SHARES/  SH/  PUT/ INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER       CLASS     CUSIP   (X$1000)   PRN AMT  PRN  CALL DSCRETN  MANAGERS  SOLE   SHARED  NONE
------------------- -------   -------  --------- --------  ---  ---- -------  -------- ------  ------  ----

AFFYMETRIX INC.	    COMM STK  00826T108	 7,711	  333,250  SH	     SOLE	      333,250	0	0
AKAMAI TECHNOLOGIES
INC	            COMM STK  00971T101 15,570	  450,000  SH	     SOLE	      450,000	0	0
AIRVANA INC	    COMM STK  00950V101	 4,616	  850,000  SH	     SOLE	      850,000	0	0
ARIBA INC	    COMM STK  04033V203	 7,766	  696,500  SH        SOLE	      696,500	0	0
BIOFORM MEDICAL INC COMM STK  09065G107	 4,098	  600,000  SH	     SOLE	      600,000	0	0
BLUE COAT
SYSTEMS INC	    COMM STK  09534T508	 5,917	  180,000  SH	     SOLE	      180,000	0	0
CEPHALON INC	    COMM STK  156708109 14,352	  200,000  SH        SOLE	      200,000	0	0
DIVX INC.	    COMM STK  255413106	 9,934	  709,600  SH	     SOLE	      709,600	0	0
FOCUS MEDIA
HLDG LTD	   SPNSRD ADR 34415V109 17,043	  300,000  SH	     SOLE	      300,000	0	0
GENENTECH INC	    COMM STK  368710406	 8,719	  130,000  SH	     SOLE	      130,000	0	0
GENOMIC HEALTH INC  COMM STK  37244C101 14,037	  620,000  SH	     SOLE	      620,000	0	0
GILEAD SCIENCES INC COMM STK  375558103	 9,202	  200,000  SH	     SOLE	      200,000	0	0
GOOGLE INC	    COMM STK  38259P508 21,436	   31,000  SH	     SOLE	       31,000	0	0
INFINERA
CORPORATION	    COMM STK  45667G103	 8,544	  575,750  SH	     SOLE	      575,750	0	0
INTERNAP NETWORK
SVCS CORP           COMM STK  45885A300 12,495	1,500,000  SH	     SOLE	    1,500,000	0	0
NEUROMETRIX INC     COMM STK  641255104	 8,786	  955,000  SH	     SOLE	      955,000	0	0
NVIDIA CORP	    COMM STK  67066G104 11,227	  330,000  SH	     SOLE	      330,000	0	0
PALM INC	    COMM STK  696643105 13,637	2,151,000  SH	     SOLE           2,151,000	0	0
RESEARCH IN MOTION
LTD	            COMM STK  760975102 13,608	  120,000  SH	     SOLE             120,000	0	0
SKILLSOFT PLC	   SPNSRD ADR 830928107 13,384	1,400,000  SH	     SOLE	    1,400,000	0	0
SONUS NETWORKS
INC	            COMM STK  835916107 16,033	2,750,000  SH	     SOLE	    2,750,000	0	0
3PAR INC	    COMM STK  88580F109 12,696	  984,224  SH	     SOLE	      984,224	0	0
VOLTERRA
SEMICONDUCTOR COP   COMM STK  92870B106 12,133	1,100,000  SH	     SOLE	    1,100,000	0	0

GRAND TOTAL                           $262,944
